UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Cullen High Dividend Equity Fund

	Amount	Value
COMMON STOCKS - 90.9%
Beverages - 3.5%
Diageo PLC - ADR (b)	165,000	13,417,800
Capital Markets - 1.8%
Allied Capital Corp.	380,650	7,015,379
Chemicals - 5.8%
The Dow Chemical Co.	317,850	11,712,773
PPG Industries, Inc.	180,000	10,891,800
		22,604,573
Commercial Banks - 2.6%
Bank of America Corp.	269,900	10,231,909
Construction Materials - 1.4%
Cemex SA de CV - ADR (a)(b)	208,413	5,443,748
Distributors - 2.7%
Genuine Parts Co.	257,700	10,364,694
Diversified Financial Services - 7.2%
Citigroup, Inc.	216,750	4,642,785
ING Groep NV - ADR (b)	258,000	9,641,460
J.P. Morgan Chase & Co.	317,650	13,643,068
		27,927,313
Diversified Telecommunication Services - 7.0%
AT&T, Inc.	355,000	13,596,500
Verizon Communications, Inc.	372,950	13,594,027
		27,190,527
Electric Services - 3.4%
Enel SpA - ADR (b)	251,000	13,363,541
Electric Utilities - 2.9%
Cia Energetica de Minas Gerais - ADR (b)	623,610	11,249,924
Food Products - 11.1%
HJ Heinz Co.	291,350	13,684,710
Kraft Foods, Inc.	416,132	12,904,253
Unilever NV - ADR (b)	500,000	16,865,000
		43,453,963
Household Products - 3.3%
Kimberly-Clark Corp.	200,950	12,971,323
Industrial Conglomerates - 3.7%
General Electric Co.	392,700	14,533,827
Oil & Gas - 7.2%
ChevronTexaco Corp.	182,000	15,535,520
PetroChina Co., Ltd. - ADR (b)	101,150	12,675,106
		28,210,626
Paper & Forest Products - 1.4%
Weyerhaeuser Co.	83,250	5,414,580
Petroleum Refining - 2.6%
BP PLC - ADR (b)	169,600	10,286,240
Pharmaceuticals - 8.7%
Bristol-Myers Squibb Co.	566,700	12,070,710
GlaxoSmithKline PLC - ADR (b)	50,000	2,121,500
Johnson & Johnson	205,000	13,298,350
Pfizer, Inc.	305,500	6,394,115
		33,884,675

Real Estate - 7.8%
HCP, Inc.	450,000	15,214,500
Health Care REIT, Inc.	335,000	15,118,550
		30,333,050

Sanitary Paper Products - 0.2%
Kimberly-Clark de Mexico SA de CV - ADR (b)	26,850	594,690
Tobacco - 2.8%
Altria Group, Inc.	151,400	3,361,080
Philip Morris International, Inc. (a)	151,400	7,657,812
		11,018,892
Wireless Telecommunication Services - 3.8%
Vodafone Group PLC - ADR (b)	503,400	14,855,334
TOTAL COMMON STOCKS (Cost $346,138,577)		$354,366,608
PREFERRED STOCKS - 2.4%
Ford Motor Co Capital Trust II	323,800	9,493,816
TOTAL PREFERRED STOCKS (Cost $12,115,181)		$9,493,816
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 5.9%
U.S. Treasuries - 1.8%
U.S. Treasury Bill, 1.6460%, due 04/03/2008	$2,916,000	$2,915,746
U.S. Treasury Bill, 1.4130%, due 04/10/2008	3,987,000	3,985,592
U.S. Treasuries Total (Cost $ 6,901,338)		6,901,338
Variable Rate Demand Notes# - 4.1%
American Family Financial Services, 1.7033%	12,631,831	12,631,831
Wisconsin Corporate Central Credit Union, 2.1000%	3,565,657	3,565,657
Total Variable Rate Demand Notes (Cost $16,197,488)		16,197,488
TOTAL SHORT TERM INVESTMENTS (Cost $23,098,826)		$23,098,826
Total Investments (Cost $381,352,584) - 99.2%		$386,959,250
Other Assets in Excess of Liabilities - 0.8%		2,951,928
TOTAL NET ASSETS - 100.00%		$389,911,178

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term and are payable on demand.
Interest rates change periodically on specified dates. The rates shown are as of March 31, 2008.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 381,374,100
	Gross unrealized appreciation	33,427,331
	Gross unrealized depreciation	(27,842,181)
	Net unrealized appreciation	$ 5,585,150

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
March 31, 2008 (Unaudited)
Cullen International High Dividend Fund

	Shares	Value
COMMON STOCKS - 96.3%
Australia - 2.6%
Australia & New Zealand Banking Group Ltd. - ADR	8,300	$854,268
Equigold NL	170,220	720,263
St. George Bank Ltd.	3,650	85,762
		1,660,293
Brazil - 5.7%
Cia Energetica de Minas Gerais	26,600	479,864
Cia Siderurgica Nacional SA - ADR	14,400	518,256
CPFL Energia SA - ADR	1,300	79,274
Petroleo Brasileiro SA - ADR	14,850	1,516,333
Sadia SA	26,333	468,464
Uniao de Bancos Brasileiros SA	4,600	536,544
		3,598,735
Canada - 4.3%
Calloway Real Estate Investment Trust	9,300	182,929
Canadian Oil Sands Trust (a)	300	12,134
Enerplus Resources Fund	18,350	796,390
Primaris Real Estate Investment Trust	14,550	235,873
Riocan Real Estate Investment Trust (a)	4,350	87,759
Timberwest Forest Corp.	26,950	333,445
Vermilion Energy Trust	29,000	1,028,399
		2,676,929
China - 1.4%
Guangshen Railway Ltd. - ADR (a)	200	5,260
PetroChina Co., Ltd. - ADR	7,000	877,170
		882,430
Finland - 2.3%
Nokia OYJ - ADR	44,800	1,425,984
France - 2.0%
France Telecom - ADR	37,300	1,252,534
Germany - 3.2%
Deutsche Lufthansa AG	40,450	1,093,934
RWE AG	7,300	897,330
		1,991,264
Greece - 1.7%
Tsakos Energy Navigation Ltd.	34,400	1,058,144

Hong Kong - 2.2%
Hopewell Holdings	248,000	941,633
Road King Infrastructure Ltd.	365,000	410,368
		1,352,001
Indonesia - 0.1%
PT International Nickel Indonesia	100,000	76,046
Italy - 3.2%
Enel SpA - ADR	14,500	771,997
ENI SpA - ADR	10,350	704,939
Unicredito Italiano SpA	79,650	533,171
		2,010,107
Japan - 4.2%
Nintendo Co. Ltd.	3,750	1,933,688
SBI Holdings, Inc.	3,000	721,709
		2,655,397
Malaysia - 6.3%
Berjaya Sports Toto Berhad	578,900	932,104
British American Tobacco Malaysia Berhad	42,000	558,074
Digi.com Bhd	144,500	1,102,330
IOI Properties Berhad	133,700	497,430
Kuala Lumpur Kepong Berhad	177,500	899,015
		3,988,953
Mexico - 1.8%
Cemex SA de CV - ADR (a)	2,800	73,136
Embotelladoras Arca SA de CV	268,200	1,036,738
		1,109,874
Netherlands - 7.5%
Corio NV	8,850	775,445
Eurocommercial Properties NV	4,750	265,393
ING Groep NV - ADR	50,700	1,894,659
Unilever NV - ADR	53,200	1,794,436
		4,729,933
Norway - 0.6%
Telenor ASA	18,200	348,464
Philippines - 1.0%
Globe Telecom, Inc.	18,000	648,552
Russian Federation - 0.2%
Lukoil Co. - ADR	1,600	136,800
Singapore - 14.0%
Ascendas Real Estate Investment Trust	428,000	740,049
Comfortdelgro Corp.	650,000	859,457
Parkway Holdings	63,000	146,464
Raffles Medical Group Ltd.	1,229,900	1,107,978
Rotary Engineering	1,296,500	838,305
Singapore Technologies Engineering Ltd.	570,000	1,399,688
Singapore Telecommunications Ltd.	395,000	1,122,053
Singapore Telecommunications Ltd. - ADR	14,050	398,618
Tat Hong Holdings Ltd.	622,000	1,003,189
United Overseas Bank Ltd.	53,500	743,935
United Overseas Bank Ltd. - ADR	16,200	449,978
		8,809,714
South Africa - 1.6%
African Bank Investments Ltd.	35,500	116,656
Barloworld Ltd.	811	10,781
Pretoria Portland Cement Co.	59,069	291,703
Tongaat-Hulett Ltd.	54,671	601,381
		1,020,521
South Korea - 2.5%
Kookmin Bank - ADR (a)	10,500	588,525
KT&G Corp.	12,245	959,471
		1,547,996
Sweden - 2.1%
Volvo AB - ADR	67,050	1,017,631
Volvo AB - B Shares	21,300	322,627
		1,340,258
Switzerland - 2.8%
Nestle SA	730	364,780
Nestle SA - ADR	10,900	1,367,252
		1,732,032
Taiwan - 6.8%
Acer, Inc.	363,750	651,360
Chunghwa Telecom	106,000	278,787
Chunghwa Telecom Co Ltd - ADR	47,800	1,243,756
Lite-On Technology	323,831	376,814
Siliconware Precis	60,000	100,726
Siliconware Precision Industries Ltd. - ADR	87,402	734,177
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	58,650	602,335
Taiwan Seminconductor Manufacturing Co. Ltd.	146,000	303,251
		4,291,206
Thailand - 0.8%
Rojana Industrial Park Pcl	952,000	486,809
United Kingdom - 15.4%
Anglo American PLC - ADR	33,800	1,006,226
Barclays PLC - ADR	32,900	1,190,980
BP Amoco PLC - ADR	12,700	770,255
British American Tobacco PLC - ADR	20,600	1,560,450
Diageo PLC - ADR	20,400	1,658,928
GlaxoSmithKline PLC - ADR	36,500	1,548,695
HSBC Holdings PLC - ADR	4,000	329,200
Lloyds TSB Group Plc - ADR	15,750	565,425
Vodafone Group PLC - ADR	35,150	1,037,276
		9,667,435
TOTAL COMMON STOCKS (Cost $57,560,409)		$60,498,411
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.8%
Investment Company - 1.8%
Dreyfus Cash Management Fund, 3.2400%	$1,149,484	$1,149,484
Total Investment Company (Cash $ 1,149,484)		1,149,484
TOTAL SHORT TERM INVESTMENTS (Cost $1,149,484)		$1,149,484
Total Investments (Cost $58,709,893) - 98.1%		$61,647,895
Other Assets in Excess of Liabilities - 1.9%		1,169,679
TOTAL NET ASSETS - 100.0%		$62,817,574

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 58,908,858
	Gross unrealized appreciation	5,446,725
	Gross unrealized depreciation	(2,707,688)
	Net unrealized appreciation	$ 2,739,037

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cullen Capital Management

By (Signature and Title                       /s/ James P. Cullen
James P. Cullen, President

Date       5/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ James P. Cullen
James P. Cullen, President

Date       5/28/2008

By (Signature and Title)*                    /s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia, Treasurer

Date       5/28/2008